Accounts receivable, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
Accounts receivable, net
Subtotal	¥ 354,490		¥ 1,407,544
Allowance for doubtful accounts:
Balance at beginning of the year	(33,888)		(39,608)
(Provision)/reversal	9,131	$ 1,399	(229,531)	¥ (175,405)
Write-offs	9,686		16,176
Balance at end of the year	(52,776)		(33,888)	(39,608)
Total	334,529		1,295,766		$ 51,269
Trade Accounts Receivable
Allowance for doubtful accounts:
Balance at beginning of the year	(111,778)		(117,544)
Adoption of Topic 326(Note 2(ad))			(64,794)
(Provision)/reversal	(155,242)		25,613
Write-offs	161,008		130,998
Balance at end of the year	(19,961)		(111,778)	¥ (117,544)
Other trade receivables
Accounts receivable, net
Subtotal	36,341		1,051,707
Others
Accounts receivable, net
Subtotal	¥ 318,149		¥ 355,837